STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)																														1 Months Ended			2 Months Ended		3 Months Ended							9 Months Ended		12 Months Ended
	Apr. 28, 2026 shares	Mar. 16, 2026 USD ($) $ / shares shares	Jan. 07, 2026 USD ($) $ / shares shares	Nov. 04, 2025 $ / shares shares	Sep. 25, 2025 USD ($)	Aug. 30, 2025 shares	Aug. 24, 2025 USD ($) $ / shares shares	Aug. 18, 2025 USD ($) shares	Aug. 15, 2025 USD ($) $ / shares	Aug. 15, 2025 USD ($) $ / shares	Aug. 14, 2025 USD ($) $ / shares shares	Jul. 18, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Mar. 05, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Aug. 07, 2024	Jul. 20, 2023 USD ($) $ / shares	Jul. 05, 2023 USD ($) $ / shares shares	Mar. 08, 2023 USD ($)	Nov. 03, 2022 USD ($)	Nov. 03, 2022 USD ($)	Jul. 13, 2022 USD ($) $ / shares	Apr. 03, 2020 $ / shares	Mar. 20, 2020 Integer $ / shares shares	Jan. 31, 2026 USD ($) $ / shares shares	Oct. 31, 2025 USD ($) $ / shares	May 31, 2019 $ / shares	Mar. 23, 2025 USD ($) $ / shares shares	Oct. 12, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 16, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Feb. 28, 2026 $ / shares shares	Aug. 14, 2025 AUD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 11, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	May 04, 2024	Feb. 20, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 13, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)
Class of Stock [Line Items]
Preferred stock, shares authorized | shares													1,500,005																						1,500,005							1,500,005		1,500,005	1,500,005
Preferred stock, par value | $ / shares													$ 0.01																						$ 0.01							$ 0.01		$ 0.01	$ 0.01
Shares, issued | shares																																																					11			1		1
Stock options granted | shares																																										0		0	0
Gross proceeds																											$ 24,711															$ 3,314,458			$ 23,057
Deferred offering costs													$ 115,000																															115,000
Conversion price per share | $ / shares																$ 225				$ 225
Investor loan, value													54,850																						$ 145,650				$ 70,315			145,650	70,315	54,850	130,800						$ 57,639	$ 85,000		$ 71,629					$ 71,629
Accrued interest													4,365																						14,960							14,960		4,365	8,700
Conversion fees													0																						2,343							2,343		0	3,832
Debt instrument fair value													468,500			$ 437,500				$ 437,500															293,968							293,968		468,500	352,565
Loss on extinguishment debt conversion													91,169																						131,015							131,015		91,169	209,233
Debt conversion fair value													73,640																						303,743							303,743		73,640	263,798
Gain (loss) on extinguishment of debt																																										172,728		(17,529)
Reclassified from premium liabilities to additional paid in capital																																										114,399		10,229
Aggregate value													464																						874							874		464
Loss on conversion of debt																																			74,235				809,954			(135,943)	840,032	871,032	(54,565)
Value of shares of common stock in exchange of loans																																					$ 115,084	$ 438,064	18,205	$ 58,279	$ 99,891			176,375	773,548
Stock-based compensation for service																																			5,351,136				52,838,115			11,581,251	52,853,115	4,621,230
Issuance of common stock for services, value																																			7,500		7,500		51,333,000		15,000			23,881,110
Shares issued per share | $ / shares																	$ 150																																				$ 1,200			$ 1,950		$ 9,000
Prepaid expenses, current portion		$ 589,523											8,334,046																						7,733,625	$ 589,523						7,733,625		8,334,046
Prepaid expenses, long-term portion		460,477											$ 10,925,835																						6,057,422	$ 460,477						6,057,422		$ 10,925,835
Prepaid stock based expenses, current portion																																			7,664,956							7,664,956
Prepaid expenses stock based, long-term portion																																			$ 6,057,422		6,057,422					$ 6,057,422
Restricted stock units, value | $ / shares
Share price | $ / shares													$ 103.75																						$ 2.75							$ 2.75		$ 103.75
Fair value adjustment of warrants																																			$ (182,517)							$ (776,227)
Company recognized stock-based compensation													$ 0																										0				0	$ 0	$ 0
Unvested stock option expense													$ 0																						$ 0							$ 0		$ 0
Stockholders equity reverse stock split																					sixty thousand pre-split shares (1:60,000)
Subscription receivable value																																														$ 23,758
Common stock, par value | $ / shares													$ 0.001																						$ 0.001							$ 0.001		$ 0.001	$ 0.001
Subscription receivable																																																					$ 11,975			$ 2,260	$ 8,822	$ 8,822
Number of shares issued, value																																						$ 3,314,458							$ 23,057
Deemed dividend																																												$ 0	192,960
Loss on extinguishment debt conversion																																			$ (74,235)				$ (809,954)			$ 135,943	(840,032)	(871,032)	54,565
Conversion fees													$ 3,770
Debt instrument fair value																																												154,154
Gain on extinguishment time of conversion																																										(172,728)		17,529
Stock-based compensation																																										7,270,003	1,505,115	4,621,230
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																2,040				2,040
Accounts payable for shares of common stock																$ 129,354				$ 129,354																							$ 129,354	$ 129,354
Common stock issuable, shares | shares													310			310				310															1,320,310							1,320,310		310	0
Common stock related to warrant | shares																	36,000
Trading price																	$ 5,400,000
Warrants term																																																							5 years
Warrants exercisable | shares
Warrants exercised | shares													464,471																						874,371							874,371		464,471	319
Series A Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																																													4
Warrants exercise price | $ / shares																																													$ 300,000,000,000
Alternate cashless warrant exercise price | $ / shares																																													$ 0.001
Percentage of exercise price and market price																																													70.00%
Warrants exercised | shares																																													4
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																																													$ 300,000,000
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants aggregate price																								$ 3,750,000
Share issued value																								100,000
Investor [Member]
Class of Stock [Line Items]
Investor loan, value											$ 78,249																																					$ 120,000
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares																																			9							9
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, value | $ / shares																																$ 497,240
Unrecognized restricted stock units expense																																										$ 248,620		$ 248,620	$ 248,620
Restricted stock units not yet vested, shares													$ 248,620																						$ 248,620							248,620		$ 248,620
Minimum [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares																$ 175				$ 175
Maximum [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares																$ 325				$ 325
Consulting Investor Relations And Business Advisory Services [Member]
Class of Stock [Line Items]
Stock-based compensation for service																																			$ 1,750,365							6,564,232
Consulting Investor Relations And Business Advisory Services One [Member]
Class of Stock [Line Items]
Stock-based compensation for service																																										$ 23,271
Investor [Member]
Class of Stock [Line Items]
Investor loan, value												$ 82,500		$ 60,000	$ 90,000
Debt instrument loan bears interest rate												10.00%		10.00%	10.00%
Convertible Debt [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares			15,792																																		5,107	7,799
Conversion price per share | $ / shares			$ 13																																		$ 44	$ 44	$ 300				$ 300		$ 1,950
Investor loan, value			$ 65,280																																		$ 76,000	$ 298,797							$ 531,654
Accrued interest			60,484																																		4,441	37,053	$ 9,371				$ 9,371		28,829
Conversion fees																																					$ 937	$ 4,906	5,520				$ 5,520		$ 3,832
Issuance of common stock for cash, shares | shares																																											353		297
Aggregate value			200,000
Loss on conversion of debt			74,236
Loss on extinguishment debt conversion			$ (74,236)
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																										0 years
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																																			3.74							3.74
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input													413.55																						324							324		413.55	323.40
Convertible Debt [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																												3 days	3 days
Convertible Debt [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input													4.21																															4.21	5.45
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																												11 months 12 days	3 months 10 days
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input													4.45																															4.45	5.47
IPO [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares								40,000
Offering expense								$ 686,000
Gross proceeds								4,000,000
Net proceeds from issuance of common stock								3,300,000
Deferred offering costs																																			$ 281,773							$ 281,773
Common Stock [Member]
Class of Stock [Line Items]
Gross proceeds								$ 4,000,000
Issuance of common stock for cash, shares | shares								40,000																						183,655							20,437	40,000				136,345			13
Value of shares of common stock in exchange of loans																																					$ 5	$ 8
Issuance of common stock for services, value																																			$ 1				$ 342					$ 81
Issuance of common stock for services, shares | shares																																			592		173		342,220		10			81,000
Shares issued per share | $ / shares																											$ 3,000,000
Number of shares issued, value																																					$ 20	$ 40
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																																					5,107	7,799	102	122	129			353	297
Common stock related to warrant | shares																																							36					36
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member]
Class of Stock [Line Items]
Issuance of common stock for services, value		$ 1,050,000																															$ 23,881,110											$ 23,881,110
Issuance of common stock for services, shares | shares		300,000																															81,000											81,000
Service term		3 years
Shares issued per share | $ / shares		$ 3.50											$ 300																							$ 3.50								$ 300
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member] | Minimum [Member]
Class of Stock [Line Items]
Service term																																	6 months											6 months
Shares issued per share | $ / shares													175																				$ 175											$ 175
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member] | Maximum [Member]
Class of Stock [Line Items]
Service term																																												3 years
Shares issued per share | $ / shares													375																				$ 375											$ 375
Series B Warrants [Member]
Class of Stock [Line Items]
Offer from Series B warrants																								250,000
Warrant [Member]
Class of Stock [Line Items]
Stock valuation price per share | $ / shares													$ 178,500																															178,500
Warrants aggregate price																								$ 150,000
Warrant exercise price | $ / shares																																												$ 15,000
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input													0																															0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input													4.59																															4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input													268																															268
Warrant [Member] | Affiliated Entity [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares													10																															10
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																												3 years
Underwriting Agreement [Member]
Class of Stock [Line Items]
Offering expense											$ 535,000
Common stock, par value | $ / shares											$ 0.001
Underwriting Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares											40,000
Stock valuation price per share | $ / shares											$ 100.00
Stock options granted | shares											6,000
Underwriting Agreement [Member] | Representatives Warrants [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares											1,200
Stock valuation price per share | $ / shares											$ 100.00
Share price | $ / shares											$ 100.00
Fair value adjustment of warrants											$ 86,000
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares													4,709																						4,715							4,715		4,709
Three Month Consulting Agreement [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares									$ 68	$ 68
Monthly Fee									$ 100,000
Value of shares of common stock in exchange of loans									$ 1,365,000
Stock-based compensation for service																																										$ 1,365,000
Consulting Agreement [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares						20,000
Conversion price per share | $ / shares																														$ 13	$ 43				$ 3.50							$ 3.50
Issuance of common stock for cash, shares | shares																																		10
Monthly Fee					$ 2,500																													$ 7,500
Payments for Other Fees										$ 300,000
Value of shares of common stock in exchange of loans																														$ 7,500	$ 7,500											$ 3,570,000
Stock-based compensation for service																																										7,500		$ 51,333,000
Common stock, par value | $ / shares																																		$ 1,500
Number of shares issued, value																																		$ 15,000
Prepaid stock-based compensation																																												15,000
Consulting Agreement [Member] | Officers, Employees, Directors and Consultants [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																	342,220
Common stock, par value | $ / shares																	$ 150
Number of shares issued, value																	$ 51,333,000
Consulting Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for services, value					$ 2,500																									$ 592	$ 173
Issuance of common stock for services, shares | shares	25,500,000																													592						1,020,000
Six Months Consulting Agreement [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares							$ 100
Value of shares of common stock in exchange of loans							$ 43,748
Stock-based compensation for service																																										43,748
Six Months Consulting Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for services, value							$ 43,748
Issuance of common stock for services, shares | shares							437
Consulting Agreement Two [Member]
Class of Stock [Line Items]
Stock-based compensation for service																																										3,570,000
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Aggregate value																									$ 250,000	$ 250,000
Agreement term																										36 months
Percentage of average daily trading volume																									200.00%
Beneficial ownership limitation, percentage																									9.99%
Common Stock Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Agreement term																						24 months
Drawdown description																						pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 35 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement).
Common Stock Purchase Agreement [Member] | Maximum [Member] | Dutchess [Member]
Class of Stock [Line Items]
Number of shares issued, value																										$ 5,000,000
Common Stock Purchase Agreement [Member] | Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Sale of stock, value																						$ 5,000,000
Common stock, par value | $ / shares																						$ 0.001
Debt Exchange [Member]
Class of Stock [Line Items]
Debt instrument fair value													$ 375,000																						$ 375,000							$ 375,000		375,000
Loss on extinguishment debt conversion													300,605																															300,605
Loss on conversion of debt																																												(339,146)
Loss on extinguishment debt conversion																																												339,146
Debt Exchange [Member] | Former Director [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares																			$ 325
Issuance of common stock for cash, shares | shares																			1,200
Value of shares of common stock in exchange of loans																			$ 375,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																			1,200
Settlement of loans for shares of common stock																			$ 74,395
Debt Exchange Agreement [Member] | Two Investors [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares																		$ 250
Debt instrument fair value																		$ 300,000
Loss on extinguishment debt conversion													$ 213,752																															213,752
Value of shares of common stock in exchange of loans																		$ 300,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																		1,200
Outstanding loan including accrued interest																		$ 86,248
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Equity purchase agreement description																												the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, de minimis units, each consisting of (i) de minimis shares of the Company’s common stock, or pre-funded warrants upon investor’s election due to the 4.99% blocker provision and (ii) de minimis warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Share price | $ / shares																												$ 150,000,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Class of Stock [Line Items]
Fair value adjustment of warrants																																												$ 141,084
Letter Agreement [Member]
Class of Stock [Line Items]
Investor loan, value																							$ 153,256																										$ 15,485	$ 25,000										$ 230,000
Fair value adjustment of warrants																							$ 141,084
Share price | $ / shares																							$ 15,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																							10
Maturity term																							3 years
Debt instrument loan bears interest rate																							10.00%
Letter Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock valuation price per share | $ / shares																							$ 178,500
Warrant exercise price | $ / shares																							$ 15,000
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																							3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																							4.59																																					4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input																							268																																					268
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares													500,000																						500,000							500,000		500,000
Preferred stock, par value | $ / shares													$ 0.01																						$ 0.01							$ 0.01		$ 0.01
Preferred stock shares issued | shares													0																						0							0		0	0
Preferred stock shares outstanding | shares													0																						0							0		0	0
Shares, issued | shares													0																						0		0					0		0	0
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Value of shares of common stock in exchange of loans
Issuance of common stock for services, value
Number of shares issued, value
Common stock related to warrant | shares
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares													5																						5							5		5	5
Preferred stock, par value | $ / shares													$ 0.01																						$ 0.01							$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued | shares													1																						1							1		1	1
Preferred stock shares outstanding | shares													1																						1							1		1	1
Shares, issued | shares													0																						0		0					0		0	0
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Value of shares of common stock in exchange of loans
Issuance of common stock for services, value
Number of shares issued, value
Common stock related to warrant | shares
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued | shares																																			50							50					50
Issuance of common stock for cash, shares | shares				100
Warrants to purchase common stock | shares				9,900
Share price | $ / shares				$ 10,000
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted | shares																														50												50
Warrants exercisable | shares																																										(100)
Series C Preferred Stock [Member] | Hexstone Capital LLC [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares				$ 0.01
Preferred stock shares outstanding | shares																																			100							100
Warrants to purchase common stock | shares				9,900
Share price | $ / shares				$ 10,000
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Share price | $ / shares																													$ 300,000,000,000
Warrants term																													3 years
Warrant description																													the Series A Warrants contained a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $300,000,000,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price was $0.001 or the par value. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																													$ 60,000,000,000
Warrants term																													3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercisable | shares																													38
Trading days | Integer																													10
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																																			$ 10,000							$ 10,000					$ 10,000
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																																			50							50					50
Share price | $ / shares																													$ 300,000,000,000
Warrants term																													3 years